RECENT ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 31, 2026
RECENT ACCOUNTING PRONOUNCEMENTS

3) RECENT ACCOUNTING PRONOUNCEMENTS

New and amended IFRS Accounting Standards that are effective for the current year:

Certain new accounting standards and interpretations have been published that are either applicable in the current year or are not mandatory for the current period and have not been early adopted.

During the three months ended March 31, 2026, the Company adopted amendments to IFRS 9 Financial Instruments and related amendments to IAS 7 Statement and of Cash Flows and IFRS 7 Financial Instruments: Disclosures, related to the settlement of financial assets and financial liabilities through electronic payment systems. The amendments clarify the timing of recognition and derecognition of financial assets and financial liabilities settled electronically and introduce and optional exception for certain electronic payment arrangements. We have assessed these amendments and the adoption of these amendments did not have a material impact on the Company’s consolidated financial statements.